Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Wag Labs, Inc.
Provision or benefit for income taxes	$ 13	$ 4	$ 13	$ 4	$ (793)	$ 13